Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings [Abstract]
Indebtedness
The following table summarizes the Company's outstanding debt as of December 31, 2017 (dollars in thousands):

	Borrowed Balance	Effective Rate	Contract Maturity
Unsecured debt
Variable rate revolving credit facility	$410,000	2.5%	4/15/2020
Fixed rate senior notes	2,292,000	4.0%	11/13/2024
Term loans fixed with swaps	550,000	3.0%	4/17/2018
Variable rate term loans	300,000	2.3%	8/29/2020
Fair market value adjustments, debt issuance costs and discounts	(26,235)
Total unsecured debt	$3,525,765	3.5%	12/19/2022

Fixed rate secured debt
Individual property mortgages	$882,752	4.0%	10/9/2019

Variable rate secured debt (1)
Fannie Mae Facility	80,000	1.8%	12/1/2018

Fair market value adjustments and debt issuance costs	13,540
Total secured debt	$976,292	3.8%	9/13/2019

Total outstanding debt	$4,502,057	3.6%	3/11/2022
(1) Includes capped balances

Interest Rate Ranges, Maturity and Balance of Indebtedness
The following table summarizes interest rate ranges, maturity and balance of the Company's indebtedness, net of fair market value adjustments, debt issuance costs and discounts, as of December 31, 2017 and the balance of the Company's indebtedness, net of fair market value adjustments, debt issuance costs and discounts, as of December 31, 2016 (dollars in millions):

	December 31, 2017
	Actual Interest Rates	Current Average Interest Rate	Maturity	Balance	Balance as of December 31, 2016
Fixed rate
Unsecured	3.38 - 5.57%	3.97%	2018-2027	$2,292.0	$1,860.0
Secured	3.00 - 5.49%	3.97%	2018-2025	882.8	1,128.3
Interest rate swaps	2.45 - 3.55%	2.96%	2018	550.0	850.0
				$3,724.8	$3,838.3
Variable rate(1)
Unsecured	2.31 - 2.47%	2.41%	2020-2021	$710.0	$490.0
Secured	1.76%	1.76%	2018	55.0	110.0
Secured interest rate cap	1.76%	1.76%	2018	25.0	50.0
				$790.0	$650.0

Fair market value adjustments, debt issuance costs and discounts				(12.7)	11.4
				$4,502.1	$4,499.7

(1) Amounts are adjusted to reflect interest rate swap and cap agreements in effect at December 31, 2017, and 2016, respectively, which results in paying fixed interest payments over the terms of the interest rate swaps and on changes in interest rates above the strike rate of the cap. Rates and maturities for capped balances are for the underlying debt, unless the strike rate has been reached.

Scheduled Principal Repayments on Borrowings
The following table includes scheduled principal repayments on the Company's outstanding borrowings at December 31, 2017, as well as the amortization of the fair market value of debt assumed, debt discounts and issuance costs (in thousands):

Year	Amortization	Maturities	Total
2018	$19,016	$418,141	$437,157
2019	4,653	562,784	567,437
2020	1,967	712,456	714,423
2021	(1,462)	340,618	339,156
2022	(2,037)	667,000	664,963
Thereafter	(3,468)	1,782,389	1,778,921
	$18,669	$4,483,388	$4,502,057